Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 75	$ 77
Foreign currency translation adjustment	134	(78)
Accumulated other comprehensive income (loss)	$ 209	$ (1)